SIMPSON THACHER & BARTLETT LLP

425 LEXINGTON AVENUE

NEW YORK, N.Y. 10017-3954

(212) 455-2000

FACSIMILE (212) 455-2502

DIRECT DIAL NUMBER	E-MAIL ADDRESS
212-455-2812	RFENYES@STBLAW.COM

May 26, 2006

VIA EDGAR

Re:	SunGard Data Systems Inc.
Registration Statement on Form S-4 filed April 19, 2006
File No.: 333-133383

Barbara C. Jacobs

Assistant Director

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Dear Ms. Jacobs:

On behalf of SunGard Data Systems Inc. (the “Company”), we are writing to respond to the comments set forth in the comment letter of the staff of the Securities and Exchange Commission (the “Staff”) dated May 15, 2006 (the “comment letter”) relating to the above-referenced Registration Statement on Form S-4 filed on April 19, 2006 (the “Registration Statement”). We have revised the Registration Statement in response to the Staff’s comments and are filing concurrently with this letter Amendment No. 1 to the Registration Statement (“Amendment No. 1”), which reflects these revisions. Note that the Company has also generally updated financial and other disclosure in the Registration Statement to reflect the Company’s results for three months ended March 31, 2006.

For your convenience, the numbered paragraphs of this letter correspond to the numbered paragraphs of the comment letter. Page references in the text of this letter correspond to the pages of Amendment No. 1.

Securities and Exchange Commission

May 26, 2006

Registration Statement on Form S-4

Item 9A. Controls and Procedures

1.	You state that “a system of controls, no matter how well designed and operated, cannot provide absolute assurance that its objectives are met.” In your response letter, tell us whether your disclosure controls and procedures are designed to provide reasonable assurance of achieving their objectives and whether your chief executive officer and chief financial officer concluded that your disclosure controls and procedures are effective at that reasonable assurance level. Please refer to Section II.F.4 of Release No. 33-8238 for additional guidance. Please also advise us whether you will note this comment with respect to future reports.

The Company hereby confirms that its disclosure controls and procedures are designed to provide reasonable assurance of achieving their objectives and that the Company’s chief executive officer and chief financial officer have concluded that their disclosure controls and procedures are effective at that reasonable assurance level. The Company intends to disclose this in future reports.

Note 14. Supplemental Guarantor Condensed Consolidating Financial Statements, page F-33

2.	Confirm and disclose that all the Guarantor Subsidiaries are “100% Owned” by you. See Rule 3-10(i)(8)(i) of Regulation S-X. The disclosure should be revised to indicate that the guarantees are “full.” See Rule 3-10(i)(8)(ii) of Regulation S-X. In addition, revise to disclose any significant restrictions on the ability of the parent company or any guarantor to obtain funds from its subsidiaries by dividend or loan. See Rule 3-10(i)(9) of Regulation S-X.

The Company has revised the disclosure on page F-32 to clarify that the guarantees issued by the Guarantors are full and to state that all of the Guarantors are “100% Owned” by the Company. The Company has also included similar disclosure on page F-49. In addition, the Company hereby confirms that there are no significant restrictions on the ability of the parent company or any guarantor to obtain funds from its subsidiaries by dividend or loan. As a result, the Company does not believe any additional disclosure is required in Note 14 pursuant to Rule 3-10(i)(9) of Regulation S-X.

Exhibit 5.1

3.	As set forth in their opinion, Simpson Thacher has relied on the opinion of Sheppard Mullin and Blank Rome for, among other things, the authority of certain guarantor subsidiaries to execute and deliver the necessary transaction documents under the laws of California and the laws of Florida and Pennsylvania, respectively. Such opinions filed as Exhibits 5.2 and 5.3 indicate, however, that Sheppard Mullin opined with respect to the applicable guarantors under the laws of Florida and Pennsylvania and Blank Rome opined with respect to applicable guarantors under the laws of California. Accordingly,

Securities and Exchange Commission

May 26, 2006

there appears to be a discrepancy between the actual opinions filed and the language of Simpson Thacher’s opinion. Please revise as appropriate.

We note that the conformed signatures for Sheppard, Mullin, Richter & Hampton LLP and Blank Rome LLP were transposed when converted to EDGAR format. The Company has filed corrected versions of Exhibits 5.2 and 5.3 as exhibits to Amendment No. 1.

Form 10-K for the year ended December 31, 2005

Exhibits 31.1 and 31.2

4.	Please note that as a non-accelerated filer your requirements to comply with Items 308(a) and (b) of Regulation S-K have been extended to your annual report for your first fiscal year ending on or after July 15, 2007. Accordingly, until you become subject to such requirements you may omit certain language in paragraph 4 of the certification required by Rule 13a-14(a) under the Exchange Act. Please see Release No. 33-8618.

The Company acknowledges that as a non-accelerated filer, it may omit certain language in paragraph 4 of the certification required by Rule 13a-14(a) until its fiscal year ended December 31, 2007.

* * * * * * *

We acknowledge your references to Rule 461 regarding requesting acceleration of a registration statement and will endeavor to provide for adequate time after the filing of any amendment for further review before submitting a request for acceleration and to provide any acceleration request at least two business days in advance of the requested effective date.

Please call me (212-455-2812) or Eileen Shin (212-455-3021) of my firm if you wish to discuss our responses to the comment letter.

Sincerely,

/s/ Richard Fenyes
Richard Fenyes

cc:	Victoria E. Silbey, Esq.
Daniel Lee, Esq.